Reverse Stock Split and Initial Public Offering (Narrative) (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Initial Public Offering [Line Items]
Reverse stock split approved by directors and stockholders	1-for-8.0000
Number of common stock sold under IPO	8,625,000
Initial public offering price per share	$ 9.00
Number of shares issued pursuant to exercise by underwriters of an over-allotment option	1,125,000
Net proceeds from initial public offering	$ 73.9
Outstanding Preferred Stock converted into common stock	9,649,738